DEI	12 Months Ended
Jul. 31, 2014
Document Information [Abstract]
Entity Registrant Name	Minerco Resources, Inc.
Entity Central Index Key	0001451514
Document Type	8-K/A
Document Period End Date	Jul. 31, 2014
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description	Includes audited financials.